Assumed contingent obligation related to the business combination	12 Months Ended
Dec. 31, 2019
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Assumed contingent obligation related to the business combination
Assumed contingent liability related to the business combination
The value of the assumed contingent liability as of December 31, 2019 is £1.1 million (2018: £1.0 million). The increase in value of the assumed contingent liability during 2019 amounted to £0.1 million (2018: £0.1 million).
The assumed contingent liability relates to the acquisition, in 2006, of rights to certain patents and patent applications relating to ensifentrine and related compounds under which the Company is obliged to pay royalties to Ligand (see 2.12).
The assumed contingent liability is measured at the expected value of the milestone payment and royalty payments. This expected value is based on estimated future royalties payable, derived from sales forecasts, and an assessment of the probability of success using standard market probabilities for respiratory drug development. The risk-weighted value of the assumed contingent arrangement is discounted back to its net present value applying an effective interest rate of 12%.
The assumed contingent liability is accounted for as a liability and its value is measured at amortized cost using the effective interest rate method, and is re-measured for changes in estimated cash flows or when the probability of success changes.
Re-measurements relating to changes in estimated cash flows and probabilities of success are recognized in the IP R&D asset it relates to ("see 2.7"). This is a change in accounting policy for the year ended December 1, 2019 (see 2.17). The unwind of the discount is recognized in finance expense.
The Company considers that probabilities of success will change when it moves from one stage of clinical development to another. See note 4 for a further discussion of this.

	2019	2018
	£'000s	£'000s
January 1	996	875
Impact of changes in foreign exchange rates	(12)	15
Unwinding of discount factor	119	106
December 31	1,103	996
There is no material difference between the fair value and carrying value of the financial liability.
For the amount recognized as at December 31, 2019, of £1,103 thousand, the effect if underlying assumptions were to deviate up or down is presented in the following table (assuming the probability of success does not change):

	Discount rate (up / down 1 % pt)	Revenue (up / down 10 % pts)
	£'000s	£'000s
Variable up	1,067	1,135
Base case, reported fair value	1,103	1,103
Variable down	1,141	1,071